Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [member]
Disclosure of revenue [line items]
Risk Revenue	34.00%	34.00%
Customer B [member]
Disclosure of revenue [line items]
Risk Revenue	17.00%	20.00%
Customer C [member]
Disclosure of revenue [line items]
Risk Revenue	14.00%	12.00%
Customer D [member]
Disclosure of revenue [line items]
Risk Revenue	14.00%	11.00%